Consolidated Statement of Cash Flows (unaudited) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Commercialization revenue received	$ 1,972	$ 3,610
Upfront and milestone payments received		17,500
Government grants and tax incentives received	17	1,499
Payments to suppliers and employees (inclusive of goods and services tax)	(59,357)	(37,119)
Interest received	16	413
Interest and other costs of finance paid	(2,771)	(2,788)
Income taxes paid	(6)	(3)
Net cash (outflows) in operating activities	(60,129)	(16,888)
Cash flows from investing activities
Investment in fixed assets	(488)	(612)
Payments for licenses		(100)
Net cash (outflows) in investing activities	(488)	(712)
Cash flows from financing activities
Proceeds from issue of shares	9,565	51,053
Payments for share issue costs	(905)	(2,164)
Payments for lease liabilities	(1,480)	(695)
Net cash inflows by financing activities	7,180	48,194
Net (decrease)/increase in cash and cash equivalents	(53,437)	30,594
Cash and cash equivalents at beginning of period	129,328	50,426
FX gain/(losses) on the translation of foreign bank accounts	1,637	328
Cash and cash equivalents at end of period	$ 77,528	$ 81,348